Property and Equipment	6 Months Ended
May 31, 2021
Property, Plant and Equipment [Abstract]
Property and Equipment
	Computer equipment	Computer software	Furniture and fixtures	Laboratory equipment	Leasehold improvements	Total
	$	$	$	$	$	$
Cost
Balance at November 30, 2019	631,334	156,059	172,498	5,664,253	1,441,452	8,065,596
Additions	-	-	-	3,875	-	3,875
Disposals	-	-	-	(91,769)	-	(91,769)
Balance at November 30, 2020	631,334	156,059	172,498	5,576,359	1,441,452	7,977,702
Balance at May 31, 2021	631,334	156,059	172,498	5,576,359	1,441,452	7,977,702

Accumulated depreciation
Balance at November 30, 2019	496,138	149,826	138,893	3,648,717	1,358,616	5,792,190
Depreciation	40,559	3,116	6,721	282,143	82,836	415,375
Balance at November 30, 2020	536,697	152,942	145,614	3,930,860	1,441,452	6,207,565
Depreciation	14,195	779	2,689	113,100	-	130,763
Balance at May 31, 2021	550,892	153,721	148,303	4,043,960	1,441,452	6,338,328

Net book value at:
November 30, 2020	94,637	3,117	26,884	1,645,499	-	1,770,137
May 31, 2021	80,442	2,338	24,195	1,532,399	-	1,639,374

As at May 31, 2021, there was $514,502 (November 30, 2020 - $514,502) of laboratory equipment that was not available for use and therefore, no depreciation has been recorded for such laboratory equipment. During the six months ended May 31, 2020, the Company returned equipment in the amount of $32,269, which was unpaid previously.